OPERATING SEGMENT AND GEOGRAPHIC INFORMATION - Summary of net property and equipment by country (Details 3) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 328,700	$ 342,145
Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	328,700	342,145
Operating Segments | UNITED STATES
Segment Reporting Information [Line Items]
Property and equipment, net	272,178	278,065
Operating Segments | CANADA
Segment Reporting Information [Line Items]
Property and equipment, net	54,286	60,320
Operating Segments | Other countries
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,236	$ 3,760